Shareholder Report, Holdings (Details) - Tuttle Capital Self Defense Index ETF	Jan. 31, 2025
AMMO Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Palantir Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
ADT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
OSI Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Evolv Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Resideo Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Napco Security Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Sturm Ruger & Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Commercial & Residential Building Equipment & Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Sporting Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Security Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Specialty Technology Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Industrial Wholesale & Rental [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Basic & Diversified Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%